INVENTORIES, NET	6 Months Ended
Jun. 30, 2026
Inventory Disclosure [Abstract]
INVENTORIES, NET

NOTE 3: INVENTORIES, NET

	June 30, 2026	December 31, 2025
	$	$
Raw materials, parts and supplies	1,923	1,231
Finished products	1,615	978

	3,538	2,209

As of June 30, 2026 and December 31, 2025, inventory is presented net of write-offs for slow inventory in the amount of approximately $2,778 and $2,778, respectively.